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                          MONY Life Insurance Company
                          1290 Avenue of the Americas
                            New York, New York 10104

                                                    DODIE KENT
                                                    Vice President and Associate
                                                    General Counsel
                                                    (212) 314-3970
                                                    Fax: (212) 707-1791


                                 April 27, 2007

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  MONY Life Insurance Company
     Form N-4 Registration Statement
     Keynote Series Account
     File No. 33-19836
     CIK: 0000828684

Commissioners:

     MONY Life Insurance Company ("MONY") today has transmitted via EDGAR for filing, and effectiveness on May 1, 2007, pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 28 ("Amendment") to MONY's Form N-4 Registration Statement File No. 33-19836 under the 1933 Act with respect to Keynote Series Account ("Separate Account") of MONY.

     The Amendment contains the prospectus and statement of additional information for MONY Keynote Series Account. The Amendment also contains updated year-end audited financial statements of MONY and its Separate Account as of December 31, 2006 and reflects a limited number of other changes of an updating and stylistic nature.

     I hereby certify that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

     As requested by the staff of the Commission, a letter to the Commission containing certain "Tandy" acknowledgements by the MONY Registrant is attached hereto.

     Please contact the undersigned if there are any questions in connection with this matter.

                                        Very truly yours,


                                        /s/ Dodie Kent
                                        -----------------
                                        Dodie Kent
cc: Christopher E. Palmer